Exhibit 99.1
Servicer’s Certificate
Drive 2007-1

Distribution Date	6/15/2007
Period No	3
Collection Period:	5/01/2007-5/31/2007

I. Funds Available for Distribution
Scheduled Principal Payments Received	9,380,768.94
Partial and Full Prepayments Received	7,211,044.07
Interest Payments Received	21,547,805.92
Interest Deposit for Repurchased Receivables	23,351.00
Other Amounts Received	47,764.81
Proceeds on Defaulted Receivables Prior to Charge Off	1,299,505.39
Recoveries on Previously Charged Off Receivables	25,686.49
Less Netted Expenses	27,587.44
Net Swap Receipts	211,917.29
Swap Termination Account	0.00
Repurchased Receivables	1,269,725.27
Interest on Collections Account	114,393.03
Interest and Other for Prefunding Account	1,093,108.39
Amounts Withdrawn from Reserve Account	0.00
Amounts Withdrawn from Capitalized Interest Account	494,075.81
Proceeds of Insurance Policy	0.00
Excess Reserve Funds	0.00
Total Funds Available		42,691,558.97

II. Principal
Beginning Original Pool Contracts	1,113,951,024.53
Beginning Prefunded Accounts Added	234,688,133.61
Beginning Principal Balance Total		1,348,639,158.14
Principal Portion of Scheduled Payments	9,380,768.94
Principal Portion of Prepayments (partial and full)	7,211,044.07
Principal Portion of Repurchased Receivables	1,269,725.27
Principal Balance of Charged Off Receivables	2,640,611.44
Aggregate Amount of Cram Down Loss	286,251.11
Principal Distributable Amount	20,788,400.83
Ending Principal Balance		1,327,850,757.31

III. Distribution
1. Indenture Trustee Fee	11,238.66
2. Trust Collateral Agent	13,013.64
3. Backup Servicer Fee	1,500.00
4. Owner Trustee Fee	291.67
5. Servicer or Successor Servicing Fee	3,371,597.90
6. Class A Interest and Net Swap Payment Interest Carryover Amounts
a. Class A1 Interest	843,829.72
b. Class A2 Interest	1,473,333.33
c. Class A3 Interest	778,541.67
d. Class A4 Interest	2,177,982.50
7. Note Insurer Fee	226,178.02
8. Class A Principal Distributable and Interest Carryover Amounts
a. Class A1 Principal Distributable Amount	18,189,850.73
b. Class A2 Principal Distributable Amount	0.00
c. Class A3 Principal Distributable Amount	0.00
d. Class A4 Principal Distributable Amount	0.00
9. Class A Insurer Reimbursement Obligations	0.00
10. Trigger Event Distributable Amounts	0.00
11. Reserve Fund to its Required Level	15,604,201.13
12. Swap Termination Payments	0.00
13. Trigger Event Distributable Amounts from Reserve Account	0.00
14. Distribution to Residual Interest Holder	0.00
Total Distribution Amount		42,691,558.97

Servicer’s Certificate
Drive 2007-1

Distribution Date	6/15/2007
Period No	3
Collection Period:	5/01/2007-5/31/2007

IV. Balance
Original Pool Total	1,371,428,621.04	Class A1 Pool Factor	0.81047
Beginning Pool Total	1,348,639,158.14	Class A2 Pool Factor	1.00000
Ending Pool Total	1,327,850,757.31	Class A3 Pool Factor	1.00000
		Class A4 Pool Factor	1.00000
Original Note Total	1,200,000,000.00
Beginning Note Total	1,180,059,219.96
Ending Note Total	1,161,869,369.23

Class A1 Original Balance	204,000,000.00	Class A2 Original Balance	340,000,000.00
Class A1 Beginning Balance	184,059,219.96	Class A2 Beginning Balance	340,000,000.00
Class A1 Ending Balance	165,869,369.23	Class A2 Ending Balance	340,000,000.00

Class A3 Original Balance	185,000,000.00	Class A4 Original Balance	471,000,000.00
Class A3 Beginning Balance	185,000,000.00	Class A4 Beginning Balance	471,000,000.00
Class A3 Ending Balance	185,000,000.00	Class A4 Ending Balance	471,000,000.00

Note Insurer Reimbursement	0.00

V. Pool Information	Beginning of Period	End of Period
Pool Balance	1,113,951,024.53	1,327,850,757.31
Wtd Avg Coupon	21.34%	21.32%
Wtd Avg Original Term	62.04	62.09
Wtd Avg Remaining Term	58.06	57.80
# Contracts	75,000	89,121
Account to Collector Ratio*	608	645
* Includes outsourced FTE

VI. Delinquency Information
	Contract Count	Principal Balance	Pool Balance %
31-60 Days Delinquent	8,029	119,338,223.54	8.99%
61-90 Days Delinquent	1,981	29,509,979.69	2.22%
91-120 Days Delinquent	619	9,629,084.40	0.73%
Defaulted Receivables	1,983	28,802,536.37	2.17%

VII. Repossession Inventory

Repossessed Inventory — Beginning Current Period	100	1,736,420.83
Vehicles Repossessed in Current Period	415	6,738,864.55
Repossessed Vehicles Sold in Current Period	80	1,285,720.44
Repossessed Vehicles Reinstated in Current Period	16	223,423.27
Repossessed Vehicle Adjustment in Current Period	2	32,261.00
Repossessed Inventory — End of Collection Period	417	6,933,880.67

Servicer’s Certificate
Drive 2007-1

Distribution Date	6/15/2007
Period No	3
Collection Period:	5/01/2007-5/31/2007

VIII. Loss / Recovery Information (Realized Losses)
Net Charged-Off Receivables in Current Period	1,664,756.86
Recoveries on Previously Charged-Off Receivables	25,686.49
Expenses	0.00
Net Losses in Current Period	1,639,070.37
Cum. Net Losses to Date	2,166,943.54
Cum. Net Loss to (% of Pool)	0.16
Extension Count	188.00
Extension Balance	2,721,725.99
Modified Cumulative Net Loss	23,097,338.59
Modified Cumulative Net Loss to (% of Pool)	1.68

IX. Reserve Fund
Beginning of Reserve Balance	46,013,544.29
Letter of Credit	99,600,000.00
Reinvestment Income	123,273.86
Deposits	15,604,201.13
Withdrawals	0.00
Release to Certificate Account	0.00
Ending Reserve Balance	161,341,019.28	12.15%
Reserve Fund Requirement	172,620,598.45	13.00%
Cash Reserve	61,741,019.28	4.65%

X. Pre-Funding
Pre-Funding Account
Beginning Pre-Funding Balance	205,947,726.69
Reinvestment Income	479,498.60
Withdrawal to Seller	205,352,116.90
Withdrawals to Collection Account	1,093,108.39
Ending Pre-Funding Balance	0.00
Capitalized Interest Account
Beginning Capitalized Interest Balance	2,430,183.17
Reinvestment Income	17,956.53
Monthly Capitalized Interest Amount	476,119.28
Overfunded Capitalized Interest	1,954,063.89
Ending Capitalized Interest Balance	0.00

Servicer’s Certificate
Drive 2007-1

Distribution Date	6/15/2007
Period No	3
Collection Period:	5/01/2007-5/31/2007

XI. Triggers
1. Insolvency			No
2. Unremedied Breach			No
3. Insurance Policy Payment			No
4. Cessation of Valid Perfected Security Interest			No	Average	Current Month	Previous Month	Previous Month
5. (i) Average Delinquency Ratio (last 3 months)	Limit:	6.42	No	1.46	2.95	1.32	0.11
(ii) Modified Cumulative Net Loss	Limit:	4.29	No		1.68
6. Cumulative Net Loss Ratio	Limit:	4.29	No		0.16
7. Extension Ratio	Limit:	4.00	No	0.13	0.21	0.13	0.05
8. Master Servicer’s Tangible Net Worth	Limit:	N/A	No	N/A
9. Master Servicer’s Net Loss			No
10. Unsatisfied Judgment			No
11. Assignment of Rights of Sponsor or Master Servicer			No
12. IRS or ERISA Lien			No
13. Warehouse Facility Compliance			No
14. Banco Santander Central Hispano, S.A. fails to own at least 51% of Master Servicer			No
15. Servicer Payment Default			No
16. Swap Agreement Event of Default or Termination Event			No

XII. Reserve Event
				Average	Current Month	Previous Month	Previous Month
1. Delinquency	Limit:	6.42	No	1.46	2.95	1.32	0.11
2. Cumulative Net Loss	Limit:	3.19	No		0.16

Santander Consumer USA Inc., as Servicer

By:	/s/ Mark McCastlain

Name:	Mark McCastlain
Title:	Vice President
Date:	June 15, 2007